UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment  [ ];    Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Cornerstone Advisors, Inc.
Address: 1075 Hendersonville Road, Suite 250
         Asheville, NC 28803





13F File Number : 028-10085


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Ralph W. Bradshaw
Title:  President
Phone:  828-210-8184

Signature, Place and Date of Signing:

/s/ Ralph W. Bradshaw; Asheville, NC; August 10,2011
    ---------------------------------------------------

Report Type (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers Included:             0

Form 13F Information Table Entry Total:      184

Form 13F Information Table Value Total: 169820



List of Other Included Managers:

No.  13F File Number     Name


 FORM 13F INFORMATION TABLE





NAME OF ISSUER
-TITLE OF CLASS-
--CUSIP--
Value (x$1000)
SHARES
INVESTMENT DISCRETION AND VOTING AUTHORITY




3M Company
Common
88579Y101
803
8467
Sole


Abbott Laboratories
Common
002824100
800
15200
Sole


Aberdeen Indonesia Fund, Inc.
Common
455778100
220
16000
Sole


Adams Express Co.
Common
006212104
450
40400
Sole


Aetna Inc.
Common
00817Y108
220
5000
Sole


AFLAC Inc.
Common
001055102
420
9000
Sole


AllianceBernstein Incm Fd
Common
01881E101
5816
737170
Sole


Alpine Global Dynamic Div
Common
02082E106
85
11524
Sole


Alpine Global Premier Prop Fd
Common
02083A103
1152
160289
Sole


Alpine Total Dynamic Div.
Common
021060108
3747
617326
Sole


Altria Group Inc
Common
02209S103
681
25800
Sole


American Express Co.
Common
025816109
693
13400
Sole


Amgen Inc.
Common
031162100
566
9700
Sole


Apache Corporation
Common
037411105
247
2000
Sole


Apple Inc.
Common
037833100
2652
7900
Sole


AT&T Inc.
Common
00206R102
1700
54128
Sole


Bank of New York Mellon Corp.
Common
064058100
276
10754
Sole


Becton Dickinson & Co.
Common
075887109
595
6900
Sole


Best Buy Co., Inc.
Common
086516101
204
6500
Sole


Biogen Idec Inc.
Common
09062X103
428
4000
Sole


BlackRock Build America Bnd Fd
Common
09248X100
3210
166841
Sole


Blackrock Core Bond Tr
Common
09249E101
879
70164
Sole


BlackRock Credit Allocation In
Common
09255H105
919
90564
Sole


BlackRock Credit Allocation In
Common
09249V103
377
34759
Sole


BlackRock Credit Allocation In
Common
092508100
221
17676
Sole


Blackrock Ecosolut. Invest Tr
Common
092546100
112
10631
Sole


BlackRock Energy and Res Trust
Common
09250U101
646
22200
Sole


BlackRock Enh Eqty Div Tr
Common
09251A104
819
98968
Sole


BlackRock Enhanced Cap & Inc
Common
09256A109
731
50336
Sole


BlackRock Enhanced Gov't Fund
Common
09255K108
327
21067
Sole


Blackrock Income Opp
Common
092475102
627
64774
Sole


Blackrock Income Trus
Common
09247F100
942
133770
Sole


BlackRock MuniAssets Fd
Common
09254J102
1006
85655
Sole


BlackRock MuniEnhanced Fd
Common
09253Y100
141
13700
Sole


BlackRock MuniYield Quality
Common
09254F100
305
22529
Sole


BlackRock MuniYld Qlty Fd
Common
09254E103
874
69700
Sole


BlackRock MuniYld Qlty Inv Fd
Common
09254T100
276
21700
Sole


Bristol-Myers Squibb Co.
Common
110122108
724
25000
Sole


Calamos Global Dynamic Income
Common
12811L107
678
77904
Sole


Calamos Strategic Total Return
Common
128125101
2675
279538
Sole


Capital One Financial Corp.
Common
14040H105
258
5000
Sole


Cardinal Health Inc.
Common
14149Y108
452
9950
Sole


Caterpillar Inc
Common
149123101
564
5300
Sole


Chevron Corp
Common
166764100
1978
19232
Sole


China Fund
Common
169373107
1278
40900
Sole


Chubb Corp
Common
171232101
219
3500
Sole


Clough Global Allocat. Fd
Common
18913Y103
523
34000
Sole


Clough Global Equity Fund
Common
18914C100
353
23819
Sole


Coca-Cola Company
Common
191216100
1245
18500
Sole


Cohen & Steers Global Income B
Common
19248M103
731
65569
Sole


Comcast Cl A
Common, Cl A
20030N101
505
19925
Sole


ConocoPhillips
Common
20825C104
1803
23974
Sole


Costco Wholesale Corp
Common
22160K105
203
2500
Sole


CSX Corporation
Common
126408103
275
10500
Sole


CVS Caremark Corp.
Common
126650100
317
8430
Sole


Deere & Company
Common
244199105
660
8000
Sole


DIRECTV cl A
Common, Cl A
25490A101
610
12000
Sole


Dominion Resources Inc.
Common
25746U109
468
9700
Sole


Dow Chemical Company
Common
260543103
284
7900
Sole


Duff & Phelps Util Corp
Common
26432K108
659
58192
Sole


Duke Energy Corp.
Common
26441C105
478
25400
Sole


DuPont de Nemours & Co.
Common
263534109
773
14300
Sole


Eaton Vance Enh Equity Inc Fd
Common
278274105
2649
220710
Sole


Eaton Vance Enh. Eq. Inc Fd II
Common
278277108
3275
277753
Sole


Eaton Vance Rsk Mgned Dv Fd
Common
27829G106
7046
558298
Sole


Eaton Vance Tax Adv Bnd & Optn
Common
27829M103
353
20170
Sole


Eaton Vance Tax-Managed Fund
Common
27828N102
7440
681300
Sole


Eaton Vance Tax-Mgd Buy-Wrt Op
Common
27828Y108
4755
373557
Sole


Eaton Vance Tx Mgd Gl By Wr
Common
27829C105
4811
396628
Sole


Eaton Vnce Tx Mgd By Wr Inc F
Common
27828X100
2352
170821
Sole


Eli Lilly & Co.
Common
532457108
270
7200
Sole


Emerson Electric Co.
Common
291011104
591
10500
Sole


EV Tax-Mangd Glob Div Eqty Inc
Common
27829F108
5713
545622
Sole


Exelon Corp
Common
30161N101
278
6500
Sole


Express Scripts Inc
Common
302182100
291
5400
Sole


Exxon Mobil Corporation
Common
30231G102
3413
41936
Sole


Federated Enhanced Trsry In Fd
Common
314162108
1636
105221
Sole


First Tr Str High Income Fd
Common
337347108
154
41016
Sole


First Trust / Ab Emerging Opp
Common
33731K102
292
13981
Sole


First Trust Strat High Inc Fd
Common
33735C106
133
29407
Sole


First Trust Strategic II
Common
337353106
197
37941
Sole


Ford Motor Company
Common
345370860
372
27000
Sole


Franklin Resources, Inc.
Common
354613101
328
2500
Sole


Franklin Universal Trust
Common
355145103
183
27995
Sole


Freeport-McMoRan Copper
Common
35671D857
912
17238
Sole


Gabelli Global Multimedia
Common
36239Q109
279
34978
Sole


Gabelli Healthcare&Wellness
Common
36246K103
350
45273
Sole


GDL Fund (The)
Common
361570104
193
14379
Sole


General American Investors Co.
Common
368802104
979
34900
Sole


General Dynamics Corp.
Common
369550108
388
5200
Sole


General Electric Co
Common
369604103
1337
70900
Sole


General Mills Inc.
Common
370334104
298
8000
Sole


Gilead Sciences Inc.
Common
375558103
331
8000
Sole


Goldman Sachs Group Inc
Common
38141G104
998
7500
Sole


Google Inc
Common
38259P508
1266
2500
Sole


Greater China Fund
Common
39167B102
919
72323
Sole


H.J. Heinz Company
Common
423074103
464
8700
Sole


Helios Strategic Income Fund,
Common
42328A203
92
16145
Sole


Hewlett-Packard Co
Common
428236103
706
19400
Sole


Home Depot Inc.
Common
437076102
254
7000
Sole


IBM Corp
Common
459200101
2590
15100
Sole


India Fund
Common
454089103
636
21000
Sole


Intel Corporation
Common
458140100
1252
56500
Sole


Invesco Muni Inc Opp II
Common
46133A100
114
16100
Sole


Invesco Muni Prem Incm Tr
Common
46133E102
172
22536
Sole


Invesco Van Kampen Bd Fd
Common
46132L107
1113
58404
Sole


Invesco VK Tr Insured Muni
Common
46131L108
209
16320
Sole


Japan Smaller Cap Fd Inc
Common
47109U104
949
115263
Sole


Johnson & Johnson
Common
478160104
399
6000
Sole


JPMorgan Chase & Co
Common
46625H100
2183
53332
Sole


Lockheed Martin Corp.
Common
539830109
445
5500
Sole


Marsh & McLennan Cos
Common
571748102
437
14000
Sole


McDonald's Corp.
Common
580135101
1130
13400
Sole


McKesson Corp
Common
58155Q103
360
4300
Sole


Medtronic Inc.
Common
585055106
405
10500
Sole


Merck & Co. Inc.
Common
58933Y105
733
20767
Sole


MetLife, Inc.
Common
59156R108
316
7200
Sole


MFS Charter Inco Tr
Common
552727109
684
73065
Sole


MFS Govt Mkt Inco Tr
Common
552939100
981
144230
Sole


MFS Intermarket Income Trust I
Common
59318R103
179
21442
Sole


MFS Multimkt Incme Tr
Common
552737108
99
14452
Sole


Microsoft Corporation
Common
594918104
1955
75200
Sole


Montgomery St. Incm
Common
614115103
231
14485
Sole


MS China A Fund
Common
617468103
1845
67600
Sole


MS Emerging Mkts Debt Fd
Common
61744H105
137
12876
Sole


MS Inco Secs
Common
61745P874
213
12381
Sole


MS Thai Fund
Common
882904105
513
40302
Sole


News Corp Cl A
Common, Cl A
65248E104
177
10000
Sole


NextEra Energy, Inc.
Common
65339F101
287
5000
Sole


Nuv Ins Mun Opp Fd
Common
670984103
1838
136178
Sole


Nuv Ins Tax Free
Common
670657105
375
27370
Sole


Nuv Mun Inc Fd
Common
67062J102
297
28120
Sole


Nuv Mun Mkt Opp Fd
Common
67062W103
194
15000
Sole


Nuv Mun Value Fd
Common
670928100
138
14876
Sole


Nuv Qlty Inc Mun Fd
Common
670977107
179
13205
Sole


Nuv Sel Tax-Free Inc 3
Common
67063X100
374
27448
Sole


Nuveen Build America Bond Fund
Common
67074C103
1068
56217
Sole


Nuveen Eq. Premium Opp. Fd.
Common
6706EM102
2347
188982
Sole


Nuveen Eqty Prm & Gwth Fund
Common
6706EW100
615
46316
Sole


Nuveen Equity Prem Advg
Common
6706ET107
1086
86499
Sole


Nuveen Equity Prem Incm Fd
Common
6706ER101
1157
92892
Sole


Nuveen Global Government
Common
67073C104
263
17858
Sole


Nuveen Multi-Currency Short
Common
67090N109
1843
124023
Sole


Nuveen Muni High Incme Opp
Common
670683101
202
18355
Sole


Nuveen Tax Adv Flt Rte Fd
Common
6706EV102
62
24541
Sole


Occidental Petroleum Corp
Common
674599105
780
7500
Sole


Oracle Corporation
Common
68389X105
1740
52872
Sole


PepsiCo, Inc.
Common
713448108
606
8600
Sole


Philip Morris Intl
Common
718172109
501
7500
Sole


PNC Financial Services
Common
693475105
513
8600
Sole


Praxair, Inc.
Common
74005P104
705
6500
Sole


Procter & Gamble Co.
Common
742718109
1479
23269
Sole


Prudential Financial Inc
Common
744320102
413
6500
Sole


Putnam Master Intrmt Incm Trst
Common
746909100
291
49869
Sole


Qualcomm Inc.
Common
747525103
568
10000
Sole


Schlumberger Ltd.
Common
806857108
778
9000
Sole


Starbucks Corporation
Common
855244109
209
5300
Sole


State Street Corp
Common
857477103
225
5000
Sole


Sysco Corporation
Common
871829107
321
10300
Sole


Target Corporation
Common
87612E106
483
10300
Sole


Templeton Dragon
Common
88018T101
931
30672
Sole


Texas Instruments, Inc.
Common
882508104
309
9400
Sole


The Korea Fund, Inc.
Common
500634209
218
4446
Sole


The Travelers Companies
Common
89417E109
734
12568
Sole


Time Warner Inc
Common
887317303
530
14566
Sole


TJX Companies Inc.
Common
872540109
499
9500
Sole


U.S. Bancorp
Common
902973304
393
15401
Sole


Union Pacific Corp.
Common
907818108
887
8500
Sole


United Parcel Service Inc.
Common
911312106
445
6100
Sole


United Technologies Corp
Common
913017109
850
9608
Sole


UnitedHealth Group, Inc.
Common
91324P102
696
13500
Sole


Verizon Communications, Inc.
Common
92343V104
447
12000
Sole


Viacom Inc Cl B
Common, Cl B
92553P201
380
7450
Sole


W. Asset Claymore Infl-link Op
Common
95766R104
1167
93228
Sole


Wal-Mart Stores, Inc.
Common
931142103
1653
31100
Sole


Walt Disney Company
Common
254687106
593
15200
Sole


Waste Management Inc.
Common
94106L109
253
6800
Sole


WellPoint, Inc.
Common
94973V107
354
4500
Sole


Wells Fargo & Co
Common
949746101
1316
46900
Sole


Wells Fargo Adv Multi-Sctr Inc
Common
94987D101
1594
103484
Sole


Wells Fargo Adv Utilities Fd
Common
94987E109
925
78727
Sole


Western Asset Income Fund
Common
95766T100
240
18100
Sole


Yum! Brands, Inc.
Common
988498101
635
11500
Sole


Zweig Total Return
Common
989837109
2199
648533
Sole